Employee benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee benefits
Note 7 - Employee benefits
The total employee benefits costs for the Group (including key management personnel) during the periods presented were as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Wages, salaries, and other short-term benefits	157,011	127,242	83,053
Social security and other social benefits	44,255	30,216	8,228
Post-employment benefits	29,523	26,294	18,600
Share-based compensation	4,867	4,958	—
Total employee benefits	$235,656	$188,710	$109,881
Post-employment benefits primarily reflects those related to defined contribution plans for the years ended December 31, 2023, 2022 and 2021, inclusive of costs related to the ITP 2. Expenses related to defined contribution plans amounted to $21,125, $20,664 and $13,916 for the years ended December 31, 2023, 2022 and 2021, respectively.
The following table discloses total costs related to employee benefits for the Group’s Executive Management Team (“EMT”) and managing directors at the Group’s sales units:

	For the year ended December 31,
	2023	2022	2021
Short-term employee benefits	6,205	8,486	5,094
Post-employment benefits	907	996	525
Other long-term benefits	—	228	417
Share-based compensation	1,829	1,294	—
Total benefits to key management personnel only	$8,941	$11,004	$6,036
The Group’s EMT has the authority and responsibility for planning, directing, and controlling the Polestar Group’s activities. The CEO has the ultimate authority for approval of actions proposed by each member of the EMT. As of December 31, 2023, the EMT consisted of the following individuals:
•Thomas Ingenlath (CEO); and
•Johan Malmqvist (Chief Financial Officer, “CFO”).
On August 31, 2023, Dennis Nobelius resigned as Chief Operating Officer (“COO”).
As of December 31, 2022 and 2021, the EMT consisted of the following individuals:
•Thomas Ingenlath (CEO);
•Johan Malmqvist (CFO); and
•Dennis Nobelius (COO).
The average monthly number of persons employed by the Group (including key management personnel) for the periods presented were as follows:

	For the year ended December 31,
	2023	2022	2021
	(Restated)	(Restated)	(Restated)
Sales and marketing	796	705	369
R&D, design, and digital	756	639	334
Manufacturing	19	12	8
Management, administration, and others	651	534	282
Total average monthly headcount of the Group	2,222	1,890	993